Accounts Receivable from Customers accounted for 10% or more (Detail) - Credit Concentration Risk - Accounts receivable	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Customer concentration risk percentage	85.00%	77.60%
E
Concentration Risk [Line Items]
Customer concentration risk percentage	19.60%
C
Concentration Risk [Line Items]
Customer concentration risk percentage	17.90%
F
Concentration Risk [Line Items]
Customer concentration risk percentage	16.30%
G
Concentration Risk [Line Items]
Customer concentration risk percentage	15.80%
H
Concentration Risk [Line Items]
Customer concentration risk percentage	15.40%	28.20%
I
Concentration Risk [Line Items]
Customer concentration risk percentage		25.00%
A
Concentration Risk [Line Items]
Customer concentration risk percentage		24.40%